Income taxes	6 Months Ended
Jun. 30, 2012
Income taxes
Income taxes

6              Income taxes

There were no changes in the rates of taxes in the countries where we operate in the period. The total amount presented as income tax and social contribution results in the financial statements is reconciled with the rates established by law, as follows:

	Three-month period ended (unaudited)
	June 30, 2012			March 31, 2012			June 30, 2011
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	1,613	(238)	1,375	2,957	1,122	4,079	7,303	1,092	8,395
Exchange variation (not taxable) or not deductible	—	368	368	—	(200)	(200)	—	71	71
	1,613	130	1,743	2,957	922	3,879	7,303	1,163	8,466

Tax at Brazilian composite rate	(548)	(44)	(592)	(1,006)	(313)	(1,319)	(2,483)	(395)	(2,878)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	341	—	341	379	—	379	258	—	258
Difference on tax rates of foreign income	—	164	164	—	296	296	—	219	219
Tax incentives	—	—	—	90	—	90	192	—	192
Reversal/Constitution of provisions for loss of tax loss carryfoward	—	—	—	—	—	—	—	(141)	(141)
Other non-taxable, income/non deductible expenses	(46)	(43)	(89)	28	(27)	1	(63)	6	(57)
	(253)	77	(176)	(509)	(44)	(553)	(2,096)	(311)	(2,407)
Reversal of deferred tax (see note 5.a)	1,236	—	1,236	—	—	—	—	—	—
Income tax per consolidated statements of income	983	77	1,060	(509)	(44)	(553)	(2,096)	(311)	(2,407)

	Six-month period ended (unaudited)
	June 30, 2012			June 30, 2011
	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	4,570	884	5,454	11,821	4,445	16,266
Exchange variation (not taxable) or not deductible	—	168	168	—	118	118
	4,570	1,052	5,622	11,821	4,563	16,384

Tax at Brazilian composite rate	(1,554)	(358)	(1,911)	(4,019)	(1,551)	(5,570)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	720	—	720	694	—	694
Difference on tax rates of foreign income	—	460	460	—	967	967
Tax incentives	90	—	90	363	—	363
Other non-taxable, income/non deductible expenses	(18)	(70)	(88)	(50)	(188)	(238)
	(762)	32	(729)	(3,012)	(772)	(3,784)
Reversal of deferred tax (see note 5a)	1,236	—	1,236	—	—	—
Income tax per consolidated statements of income	474	32	507	(3,012)	(772)	(3,784)

Whereas published on December 31, 2011, there were no changes in tax incentives received by the company.

The Company is subject to revision of income tax by tax authorities for up to five years in companies operating in Brazil, ten years for operations in Indonesia and up to seven years for companies with operations in Canada.

The reconciliation of the beginning and ending balances is as follows: (see note 16(b)) tax — related actions)

	(unaudited)
	Three-month period ended			Six-month period ended
	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Beginning of the period	272	263	2,623	263	2,555
Increase resulting from tax positions taken	4	4	1,065	8	1,074
Decrease resulting from tax positions taken	—	—	(3,315)	—	(3,317)
Cumulative translation adjustments	(5)	5	(1)	—	60
End of the period	271	272	372	271	372